RECLAMATION AND REMEDIATION PROVISIONS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Reimbursable amount	$ (171)	$ 2,941
Consolidated estimate recorded to mineral properties, plant and equipment	1,782	16,607
Topia Mine [Member]
Disclosure of other provisions [line items]
Reimbursable amount	1,072	2,151
Tucano [Member]
Disclosure of other provisions [line items]
Reimbursable amount	$ (1,035)	1,092
Percentage change in the discount rate	1.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 500
Guanajuato Mine Complex [Member]
Disclosure of other provisions [line items]
Reimbursable amount	(208)	(343)
Estimate recorded to mineral properties, plant and equipment	$ 391	41
GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Percentage change in the discount rate	1.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 600
Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Reimbursable amount	12,800	12,200
Estimate recorded to mineral properties, plant and equipment	1,562	13,666
Reimbursement rights receivable	600	2,900
Exploration and evaluations assets	$ 1,000	$ 10,700
Percentage change in the discount rate	1.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 2,100